Investment Risks - YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF	Nov. 06, 2026
BTC Risk Member
Prospectus [Line Items]
Risk [Text Block]
BTC Risk: BTC is a relatively new innovation and is subject to unique and substantial risks. The market for BTC has been characterized by extreme volatility, rapid price swings, and significant uncertainty. A substantial portion of the demand for BTC may be driven by speculation regarding its potential future value. Such speculative trading can inflate or deflate the price of BTC and contribute to substantial volatility. The continued development of the Bitcoin Network, its adoption by users and merchants, and its long-term viability as a digital asset are subject to numerous factors that are difficult to evaluate. A slowdown, cessation, or reversal in the development of the Bitcoin Network, or a decline in acceptance or use of BTC, may adversely affect its price and liquidity.

BTC is subject to the risk of fraud, theft, manipulation, cybersecurity failures, and other operational issues affecting digital asset trading platforms or custodians. The Bitcoin Network relies on a decentralized group of participants known as miners, who validate transactions using computational resources. If a coordinated group of miners were to gain control of more than 50% of the computational power on the Bitcoin Network (a “51% attack”), they could manipulate transaction verification, halt payments, or double-spend BTC. In addition, a significant portion of BTC is held by a limited number of large holders, sometimes referred to as “whales.” Transactions by these holders, or even public reporting of their trading activity, may materially influence the price of BTC.

BTC generally trades on digital asset trading platforms that may support trading in a wide range of crypto assets. Many such platforms operate outside the United States or without clear regulatory oversight and may not comply with applicable U.S. or foreign laws and regulations. Unlike exchanges for more traditional assets, such as equity securities and futures contracts, BTC trading venues are largely unregulated, which exposes investors to higher risks of fraud, market manipulation, and security breaches. Market participants may engage in manipulative activity, including the use of social media or coordinated trading strategies to influence BTC prices. Several BTC trading platforms have been closed or experienced significant losses due to fraud, failure, or cyberattacks. Investors in BTC may have limited or no recourse in the event of theft, fraud, or manipulation and could incur substantial losses.
The realization of any of these risks could result in a decline in the acceptance or use of BTC and a corresponding reduction in the value of BTC, ETFs or ETPs that track BTC, BTC futures or options on those instruments, and the Fund.
ETH Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETH Risk: ETH is a relatively new innovation and is subject to unique and substantial risks. The market for ETH is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ETH may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ETH may artificially inflate or deflate the price of ETH and increase volatility. The further development of the Ethereum Network and the acceptance and use of ETH are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ETH may adversely affect the price and liquidity of ETH. ETH is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ETH trading platforms. Additionally, if a coordinated group of validators were to gain control of more than 50% of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ETH is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.
ETH generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ETH and ETH trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ETH in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ETH trading platforms have been closed due to fraud, failure or security breaches. Investors in ETH may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms where ETH is traded may become subject to enforcement actions by regulatory authorities.
The realization of any of these risks could result in a decline in the acceptance of ETH and consequently a reduction in the value of ETH; ETFs that seek to track ETH or options on those ETFs, and the Fund.
Risks Related To The Regulation Of Digital Assets Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to the Regulation of Digital Assets. Any final determination by a court, regulator, or other authority that a digital asset in which the Fund invests (each, a “Digital Asset”) is a “security” or a “commodity” under applicable law may adversely affect the value of such Digital Asset and, in turn, the value of the Fund’s shares. If a Digital Asset held by the Fund is determined to be a security and is not, or cannot be, registered as such under the federal securities laws, the Fund may be required to cease transacting in that Digital Asset, which could result in losses, operational challenges, or potentially the termination of the Fund.

Recent interpretive guidance from the U.S. Securities and Exchange Commission indicates that most digital assets, as currently structured and traded, are not securities under the federal securities laws. Consistent with this guidance—and longstanding public statements by SEC officials—Bitcoin and Ether, which operate on decentralized networks and are widely used for transactional and network-related purposes, are generally viewed as less likely to be characterized as securities. However, this guidance is non-binding, fact-specific, and subject to change, and it does not preclude the SEC or a court from reaching a different conclusion in the future. Whether a digital asset is a “security” remains a facts-and-circumstances determination based primarily on judicial tests such as the “investment contract” analysis articulated in SEC v. W.J. Howey Co. and, where applicable, the “note” analysis under Reves v. Ernst & Young. These tests are inherently flexible, and their application to digital assets continues to evolve. Although Bitcoin and Ether have not been the subject of SEC enforcement actions alleging that they are securities, regulatory approaches to digital assets more broadly have been inconsistent and continue to develop.

In addition, the regulatory characterization of a digital asset may change over time as the underlying network, governance, or use cases evolve. For example, changes to the Ethereum Network, including its proof-of-stake validation and staking mechanics, or broader market developments affecting Bitcoin Network, could affect how these assets are analyzed under the federal securities laws. As a result, even if Bitcoin and Ether are not currently viewed as securities, there remains regulatory uncertainty.
If either Bitcoin or Ether were determined to be a security, the Fund could be required to modify its investment strategy, liquidate its holdings, or take other actions to comply with applicable law, which could result in losses to shareholders. In certain circumstances, such a determination could also lead to the termination or reorganization of the Fund.
Reference Assets Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Reference Assets Market Volatility Risk. The prices of the Reference Assets have historically been highly volatile. The value of the Fund’s exposure to the Reference Assets, and therefore the value of an investment in the Fund, could fluctuate significantly and without warning, including the possibility of a complete loss of value. If you are not prepared to accept substantial and unexpected changes in the value of the Fund and the risk that you could lose your entire investment, you should not invest in the Fund.

Trading prices of the Reference Assets and other digital assets have experienced pronounced volatility over time and may continue to do so. For example, both BTC and ETH experienced steep price increases in 2021 followed by significant declines throughout 2022, with similar patterns of rapid appreciation and drawdowns having occurred in prior market cycles (such as 2017–2018 and 2021–2022). Prices of the Reference Assets continued to exhibit significant volatility during 2023 and 2024, influenced by macroeconomic conditions, changes in investor sentiment, evolving regulation, and the development of new digital asset products and markets.
The volatility of the Reference Assets has been driven by various factors, including the level of adoption and usage, liquidity conditions, technological developments, speculative trading, geopolitical events, and the regulatory environment. Episodes of sharp price appreciation followed by rapid declines have been a recurring feature of digital asset markets and may continue to occur. Future volatility in the prices of BTC and ETH may materially and adversely affect the Fund’s performance.
Digital Assets/Cryptocurrency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Digital Assets/Cryptocurrency Risk. The performance of the Reference Assets, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Assets, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Assets. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.
Cryptocurrencies, such as the Reference Assets, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.
Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Methodology Risk. The Fund seeks to track the performance of the Index, which is maintained and calculated by an independent third-party Index Provider. The Index methodology may incorporate subjective criteria or data sources that are incomplete or inaccurate. Errors, delays, or changes in the construction or calculation of the Index, or the failure of the Index to achieve its intended objective, may adversely affect the Fund’s performance. The Fund has no control over the Index Provider’s determination of the composition or calculation of the Index.
Rebalancing And Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rebalancing and Turnover Risk. The Fund may experience increased transaction costs and potentially adverse tax consequences from portfolio turnover resulting from changes in the composition or weighting of the Index, including as a result of the Index’s quarterly rebalancing.
Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. The Fund’s performance may diverge, sometimes materially, from the performance of the Index that it seeks to replicate. Tracking error may occur due to a variety of factors, including differences between the Fund’s holdings and the Index components, the timing of rebalancing, valuation methodologies, transaction costs, and the impact of cash holdings, management fees, and other expenses. The Fund’s use of Reference ETFs to gain exposure to the Reference Assets may also contribute to tracking error, particularly when such Reference ETFs do not perfectly reflect the price movements of their underlying assets. In addition, differences between the Fund’s and the Index’s treatment of corporate actions, hard forks, airdrops, or other network events related to the Reference Assets may further contribute to tracking error. Tracking error may also result from operational constraints, liquidity considerations, or regulatory restrictions that affect the Fund’s ability to fully replicate the Index. In addition, because the Fund may employ optimization, substitution, or derivative techniques to approximate the performance of the Index while satisfying regulatory or operational constraints, there is a risk that such techniques will not accurately track the Index’s performance, which may increase the Fund’s tracking variance.
Passive Strategy/Index Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of a rules-based index, regardless of the current or projected performance of the Reference Assets. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Fund.
Reference Assets ETF Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Reference Assets ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Assets and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Assets. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Assets directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

•The Reference Assets and investments linked to the Reference Assets are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•The value of the Reference Assets has been and may continue to be deeply speculative such that trading and investing in the Reference Assets intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Assets known as “whales” may have the ability to manipulate the price of the Reference Assets. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or staked asset. The value of the Fund’s investments in the Reference Assets may be adversely affected by such an attack.

•Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Assets.

•Changes in the governance of a digital asset network may not receive sufficient support from users and validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•The value of the Shares relates directly to the value of the Reference Assets, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•Proposed changes to the Reference Assets blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.
•The Reference Assets blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Assets and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Assets could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Assets, which would adversely affect the value of the Fund. Exposure of the Reference Assets to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Assets blockchain can nonetheless precipitate a significant decline in the price of the Reference Assets and an investment in the Fund.

•There are numerous alternative digital assets and smart-contract platforms in the marketplace. Competition from the emergence or growth of alternative digital assets and smart-contract platforms could have a negative impact on the demand for, and price of, the Reference Asset Reference Assets and thereby adversely affect the value of the Fund.

•Use of the Reference Assets by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Assets. Processing of transactions in the Reference Assets may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Assets may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Assets

•There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Assets, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Assets, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Assets, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•If regulators subject the Reference Assets to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.
•The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.
Reference Asset ETF Investing Risk, Risk Factors Related To Digital Assets Member
Prospectus [Line Items]
Risk [Text Block]
Risk Factors Related to Digital Assets

•The Reference Assets and investments linked to the Reference Assets are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•The value of the Reference Assets has been and may continue to be deeply speculative such that trading and investing in the Reference Assets intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Assets known as “whales” may have the ability to manipulate the price of the Reference Assets. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or staked asset. The value of the Fund’s investments in the Reference Assets may be adversely affected by such an attack.

•Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Assets.
•Changes in the governance of a digital asset network may not receive sufficient support from users and validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.
Reference Asset ETF Investing Risk, Risk Factors Related To The Digital Asset Platforms Member
Prospectus [Line Items]
Risk [Text Block]
Risk Factors Related to the Digital Asset Platforms

•The value of the Shares relates directly to the value of the Reference Assets, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•Proposed changes to the Reference Assets blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.
•The Reference Assets blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Assets and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Assets could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Assets, which would adversely affect the value of the Fund. Exposure of the Reference Assets to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Assets blockchain can nonetheless precipitate a significant decline in the price of the Reference Assets and an investment in the Fund.

•There are numerous alternative digital assets and smart-contract platforms in the marketplace. Competition from the emergence or growth of alternative digital assets and smart-contract platforms could have a negative impact on the demand for, and price of, the Reference Asset Reference Assets and thereby adversely affect the value of the Fund.
•Use of the Reference Assets by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Assets. Processing of transactions in the Reference Assets may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Assets may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.
Reference Asset ETF Investing Risk, Risk Factors Related To The Regulation Of The Reference Assets Member
Prospectus [Line Items]
Risk [Text Block]
Risk Factors Related to the Regulation of the Reference Assets

•There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Assets, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Assets, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Assets, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•If regulators subject the Reference Assets to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.
•The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.
Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.
Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the BTC & ETH Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The BTC & ETH Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the BTC & ETH Subsidiary, will not have all the protections offered to investors in registered investment companies.
Reverse Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Assets, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Assets. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Custodian Risk Member
Prospectus [Line Items]
Risk [Text Block]	Custodian Risk. The Reference Assets and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.
Custody Risk; Trust Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Custody Risk; Trust Company Risk. Certain Underlying Funds utilize custodial arrangements involving U.S. Bank and Crypto.com Custody Trust Company (the “Trust Company”), which serves as custodian and/or sub-custodian for certain digital asset holdings. Digital asset custody presents unique operational, technological, and security risks not present in traditional financial custody. These risks include hacking, theft, transaction errors, compromised private keys, and settlement failures. Trust companies operating under state or limited-purpose charters may be subject to different regulatory standards than federally regulated custodians. Any failure, insolvency, cyber breach, or operational disruption at a custodian or Trust Company could result in substantial losses to the Underlying Funds and therefore the Fund.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Transaction/Redemption Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Cash Transaction/Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction/Redemption Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.
Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indirect Investment Risk. Neither the Reference Assets, the Bitcoin Network, nor the Ethereum Network are affiliated with the Trust, the Fund, the Adviser, or any of their respective affiliates, and none have any involvement in the offering of the Fund. The Reference Assets and their respective networks have no obligation to take into account the interests of the Fund or its shareholders in taking any actions that might affect the value of the Fund or its shares. None of the Trust, the Fund, the Adviser, or any of their affiliates are responsible for the operation, validation, maintenance, or performance of the Reference Assets or their underlying networks and make no representation regarding the performance or viability of the Reference Assets. Investing in the Fund is not equivalent to investing directly in the Reference Assets.
Non-Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Assets and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, and regulatory restrictions.
New Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a newly organized investment company with a limited operating history. As a result, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, and the Fund may experience limited assets under management or limited secondary market trading. The Fund may be more dependent on the Adviser’s ability to implement its investment strategy successfully and may be subject to greater risk of liquidation or changes in expenses than more established funds.
Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Economic And Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ETH (or any other digital asset) or derivatives based upon ETH (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Assets through investments in the BTC & ETH Subsidiary, which is intended to provide the Fund with exposure to ETH returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the BTC & ETH Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ETH returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders, and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.
U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.